Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segment market	Dec. 31, 2012	Dec. 31, 2011
Business Segment Financial Information
Net interest income	$ 430,649	$ 424,852	$ 424,937	$ 424,170	$ 434,055	$ 430,298	$ 428,962	$ 417,209	$ 1,704,608	$ 1,710,524	$ 1,629,170
Provision for credit losses	24,331	11,400	24,722	29,592	39,458	37,004	36,520	34,406	90,045	147,388	174,059
Noninterest income	249,892	253,767	251,919	256,618	299,499	262,916	256,738	287,168	1,012,196	1,106,321	992,317
Noninterest expense	446,009	423,336	445,865	442,793	470,628	458,303	444,269	462,676	1,758,003	1,835,876	1,728,500
Goodwill, Impairment Loss									0	0	0
Income taxes	52,029	65,047	55,269	55,129	58,890	32,840	53,835	56,726	227,474	202,291	172,555
Net Income (Loss) Attributable to Parent	158,172	178,836	151,000	153,274	164,578	165,067	151,076	150,569	641,282	631,290	546,373
Segment Disclosure of Assets and Deposit
Assets	59,467,174				56,141,474				59,467,174	56,141,474
Deposits	47,506,718				46,252,683				47,506,718	46,252,683
Segment Reporting (Textuals) [Abstract]
Number of reporting segments									4
Number of Regional and Commercial Banking markets									11
Retail & Business Banking [Member]
Business Segment Financial Information
Net interest income									902,526	941,844	933,944
Provision for credit losses									137,978	135,102	119,995
Noninterest income									398,065	380,820	396,350
Noninterest expense									964,193	973,691	862,962
Income taxes									69,447	74,855	121,568
Net Income (Loss) Attributable to Parent									128,973	139,016	225,769
Segment Disclosure of Assets and Deposit
Assets	14,440,869				14,338,893				14,440,869	14,338,893
Deposits	28,293,993				28,324,238				28,293,993	28,324,238
Commercial Banking [Member]
Business Segment Financial Information
Net interest income									281,140	294,087	252,472
Provision for credit losses									27,464	4,602	(14,776)
Noninterest income									139,501	136,796	134,127
Noninterest expense									200,544	188,123	166,178
Income taxes									67,422	83,355	82,319
Net Income (Loss) Attributable to Parent									125,211	154,803	152,878
Segment Disclosure of Assets and Deposit
Assets	12,410,339				11,560,481				12,410,339	11,560,481
Deposits	10,187,891				9,310,249				10,187,891	9,310,249
RBHPCG [Member]
Business Segment Financial Information
Net interest income									105,862	104,329	89,591
Provision for credit losses									(5,376)	6,044	35,271
Noninterest income									186,430	181,650	180,758
Noninterest expense									236,895	253,901	239,427
Income taxes									21,271	9,112	(1,522)
Net Income (Loss) Attributable to Parent									39,502	16,922	(2,827)
Segment Disclosure of Assets and Deposit
Assets	3,736,790				3,711,117				3,736,790	3,711,117
Deposits	6,094,135				5,634,282				6,094,135	5,634,282
AFCRE [Member]
Business Segment Financial Information
Net interest income									366,508	369,376	370,814
Provision for credit losses									(82,269)	(16,557)	2,333
Noninterest income									46,819	91,314	81,205
Noninterest expense									156,469	160,434	167,746
Income taxes									118,694	110,885	98,679
Net Income (Loss) Attributable to Parent									220,433	205,928	183,261
Segment Disclosure of Assets and Deposit
Assets	14,081,112				12,378,930				14,081,112	12,378,930
Deposits	1,170,518				1,080,117				1,170,518	1,080,117
Home Lending [Member]
Business Segment Financial Information
Net interest income									51,839	54,980	51,522
Provision for credit losses									12,249	18,198	31,232
Noninterest income									106,006	165,189	64,422
Noninterest expense									141,489	132,302	111,961
Income taxes									1,437	24,384	(9,537)
Net Income (Loss) Attributable to Parent									2,670	45,285	(17,712)
Segment Disclosure of Assets and Deposit
Assets	3,742,527				3,547,320				3,742,527	3,547,320
Deposits	329,511				426,942				329,511	426,942
Treasury/Other [Member]
Business Segment Financial Information
Net interest income									(3,267)	(54,092)	(69,173)
Provision for credit losses									(1)	(1)	4
Noninterest income									135,375	150,552	135,455
Noninterest expense									58,413	127,425	180,226
Income taxes									(50,797)	(100,300)	(118,952)
Net Income (Loss) Attributable to Parent									124,493	69,336	5,004
Segment Disclosure of Assets and Deposit
Assets	11,055,537				10,604,733				11,055,537	10,604,733
Deposits	$ 1,430,670				$ 1,476,855				$ 1,430,670	$ 1,476,855